UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2003

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 11/3/2003
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $87,077
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer           Title        CUSIP        Value       Shares        Invsmnt Discret    Other      Voting Authority
                        Of Class                  (x1000)                      Sole  Shared     Mgrs      Sole  Shared  None

Abiomed Inc               COM      003654100         154       17,830                                    17,830
Anheuser Busch Co         COM      035229103       1,217       24,675                                    24,675
Apollo Group Inc - CL     CL A     037604105       2,052       31,078                                    31,078
Bank of America           COM      060505104         712        9,123                                     9,123
Berkshire Hathaway In.    CL B     084670207       2,201          882                                       882
Blackrock Inc             CLA      09247X101       1,543       31,480                                    31,480
H&R Block                 COM      093671105       1,456       33,746                                    33,746
Brown & Brown Inc.        COM      115236101       1,045       33,935                                    33,935
Burlington Coat Factor    COM      121579106       1,152       61,605                                    61,605
Burlington Resources      COM      122014103       1,122       23,285                                    23,285
CACI International Inc    COM      127190304       1,396       32,575                                    32,575
Clarcor Inc               COM      179895107         987       25,320                                    25,320
Comcast Corp Spl Cl A     CL A     20030N101         304       10,240                                    10,240
Courier                   COM      222660102         235        4,620                                     4,620
DNP Select Income         COM      23325P104         142       13,450                                    13,450
Dentsply Intl Inc         COM      249030107       1,423       31,725                                    31,725
Diagnostic Products Co    COM      252450101         236        6,505                                     6,505
Diamonds Tr UT Ser 1   UNIT SER 1  252787106       5,142       55,211                                    55,211
Diebold Inc               COM      253651103       2,215       43,724                                    43,724
Dionex Corp               COM      254546104         532       13,525                                    13,525
Eaton Vance Insured Mu    COM      27827X101         271       19,950                                    19,950
Encana Corp               COM      292505104       2,560       70,370                                    70,370
Engineered Support Sys    COM      292866100       1,281       21,150                                    21,150
Expeditors Intl Wash I    COM      302130109       2,485       72,230                                    72,230
Exxon Mobil Corp          COM      30231G102       1,224       33,454                                    33,454
FLIR Systems Inc          COM      302445101         932       36,655                                    36,655
Fair Isaac & Co INC       COM      303250104       1,389       23,560                                    23,560
Federal Nat. Mort.        COM      313586109         237        3,379                                     3,379
First Health Group        COM      320960107       1,698       64,680                                    64,680
Fleet Boston Financial    COM      339030108         222        7,376                                     7,376
Gannett Co.               COM      364730101       1,440       18,570                                    18,570
General Electric          COM      369604103         298        9,994                                     9,994
Imperial Oil LTD          COM      453038408         493       13,257                                    13,257
Iron Mountain Inc         COM      462846106         637       17,735                                    17,735
Ishares Trust S&P 500 S&P 500 INDE 464287200         240        2,405                                     2,405
Ishares Russell 1000 IRUSSELL 1000 464287622       3,583       66,983                                    66,983
IShares TR Russell 300RUSL 3000 GR 464287671       2,105       61,180                                    61,180
Ishares Russell 3000 IRUSSELL 3000 464287689       4,008       71,127                                    71,127
Kopin Corp                COM      500600101          76       11,000                                    11,000
Lincare Holdings          COM      532791100       2,018       55,115                                    55,115
MFS Charter Incm Tr    SH BEN INT  552727109         927      106,315                                   106,315
MFS Intermediate Inc T SH BEN INT  55273C107       2,020      292,355                                   292,355
MFS Govt Mkts Inc      SH BEN INT  552939100         853      125,050                                   125,050
Merck & Co.               COM      589331107       1,391       27,472                                    27,472
Microsoft                 COM      594918104       1,278       45,979                                    45,979
Moodys Corp.              COM      615369105       2,407       43,795                                    43,795
Mylan Labs                COM      628530107       3,300       85,386                                    85,386
Nortel Networks           COM      656568102          93       22,636                                    22,636
Open Wave Systems         COM      683718100         135       31,925                                    31,925
Oxford Health Plans In    COM      691471106       1,608       38,920                                    38,920
PepsiCo Inc.              COM      713448108       1,362       29,708                                    29,708
Pfizer                    COM      717081103         641       21,101                                    21,101
Pitney Bowes Inc.         COM      724479100       1,635       42,658                                    42,658
Respironics               COM      761230101       1,145       27,365                                    27,365
SBC Communications        COM      78387G103       1,538       69,126                                    69,126
S & P Dpstry Rpts      UNIT SER 1  78462F103       2,947       29,488                                    29,488
Symantec Corp             COM      871503108       1,476       23,360                                    23,360
Templeton Global Inc      COM      880198106         178       21,120                                    21,120
Teva Pharmaceutical In    ADR      881624209       2,125       37,156                                    37,156
United Parcel Cl B        CL B     911312106       1,477       23,145                                    23,145
Varian Medical Systems    COM      92220P105       1,139       19,815                                    19,815
Verizon Communications    COM      92343V104         254        7,845                                     7,845
Wells Fargo & Co          COM      949746101       1,555       30,198                                    30,198
Wrigley Wm Jr             COM      982526105       1,434       25,940                                    25,940
XTO Energy                COM      98385X106       1,696       80,785                                    80,785

Total                                             87,077    2,493,345                                 2,493,345